Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 15 - SUBSEQUENT EVENTS

Convertible Notes for Legal Services

From April 1, 2024 until May 1, 2024, the Company issued $6,000 convertible notes every month to the law firm for fees incurred, each note having six-month term to maturity and 10% annual interest compounded monthly. The notes are convertible into shares of common stock at a fixed discount of 70% of the lowest bid price in the 10 trading days immediately preceding the notice of conversion from the lender. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The principal amount of these notes will be charged to professional fees during the month the notes were issued. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $5,143.

Sale of Future Receipts Agreements

On April 8, 2024, the Company’s subsidiary, Howco, executed a sale of future receipt agreement with Samson MCA LLC. Under the agreement, the Company sold $310,500 in future receipt or receivables for a purchase amount of $225,000. The principal amount is payable in weekly installments of $11,942.31 until such time that the obligation is fully satisfied for approximately six months. The Company received $56,425 after paying-off the remaining balance of the two Samson MCA, LLC loans (see Note 9) dated in August 2023 and January 2024 for $164,000 (net of origination fee of $4,500 which will be amortized over term of this agreement and $75 processing fee). The Company has the option to repurchase the receipts it sold to Samson during the first month to the sixth month from the date of this agreement ranging from $258,750 to $279,000.

Conversion of Notes

In April 2024, the Company issued an aggregate of 6,029,598 shares of common stock in conversion of $33,255 principal balance of a convertible note dated in September 2023 (see Note 8). Accordingly, $17,907 of the put premium was released to additional paid in capital upon conversion.

NOTE 18 - SUBSEQUENT EVENTS

Promissory Note Issued

On October 26, 2023, the Company entered into the Securities Purchase Agreement (the “Agreement”) with 1800 Diagonal Lending LLC (“Lender”), pursuant to which the Company issued a promissory note (the “Note”) to the Lender in the principal amount of $90,400, including an original issue discount of $10,400 and legal fees of $5,000. The Agreement contains certain customary representations, warranties, and covenants made by the Company.

Under the Note, the Company is required to make ten payments of $10,305.60, which includes a one-time interest charge of 14% ($12,565). The first payment is due on November 30, 2023, with nine subsequent payments due each month thereafter. The Note is not secured by any collateral. The Note matures on August 30, 2024 and contains customary events of default. Upon the occurrence and during the continuation of any such event of default, the Note will become immediately due and payable, and the Company is obligated to pay to the Lender an amount equal to 150% times the sum of (w) the then outstanding principal amount of the Note plus (x) accrued and unpaid interest on the unpaid principal amount of the Note to the date of payment plus (y) default interest at 22% per annum on the amounts referred to in clauses (w) and/or (x) plus (z) any amounts owed to the Lender pursuant to Article IV of the Note (amounts set forth in clauses (w), (x), (y) and (z) are collectively referred to as the “Default Amount”). If the Company fails to pay the Default Amount within five (5) business days of the Lender’s written notice that such amount is due and payable, then the Lender has the right to convert the balance owed pursuant to the Note, including the Default Amount, into shares of common stock of the Company (“Common Stock”) at a variable conversion price equal to 61% of the lowest closing price pe share of Common Stock during the ten trading day period ending on the latest complete trading day prior to the conversion date, provided that the Lender and its affiliates may not own greater than 4.99% of the Company’s outstanding shares of Common Stock, as set forth in the Note. The Company received funding under the Note on October 26, 2023. The Company intends to use the proceeds from the Note for general working capital purposes. The Company paid the required monthly payments starting on November 20, 2023.

Convertible Note Issued

On December 11, 2023, the Company entered into the Securities Purchase Agreement with 1800 Diagonal Lending LLC (the “Lender”), pursuant to which the Company issued a promissory note to the Lender in the principal amount of $40,000, including a debt issuance cost of $5,000 to be amortized over the term of this note. The note matures on December 11, 2024 and bears interest at 12% per annum. The conversion price shall be a variable conversion price equal to 65% of the average of the two lowest closing price per share of the common stock during the fifteen trading day period ending on the latest complete trading day prior to the conversion date, provided, however, that the Lender and its affiliates may not beneficially own more than 4.99% of the Company’s outstanding shares of common stock upon the conversion of the December 11, 2023 note. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $21,538.

Convertible Notes for Legal Services

From December 1, 2023 until February 1, 2024, the Company issued a $6,000 convertible notes every month to the law firm for fees incurred, each note having six-month term to maturity and 10% annual interest compounded monthly. The notes are convertible into shares of common stock at a fixed discount of 70% of the lowest bid price in the 10 trading days immediately preceding the notice of conversion from the lender. The notes have cross default provisions. The Company has accounted for the convertible promissory notes as stock settled debt under ASC 480 and recorded debt premiums equal to the face value of the notes with a charge to interest expense. The principal amount of these notes will be charged to professional fees during the month the notes were issued. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded debt premium of $7,714.

Conversion of Series B Preferred Stock into Common Stock

In December 2023, the Company issued 932,727 shares of common stock to JP Carey Limited Partners, LP for the conversion of 2,850 Series B Preferred Stock and $855 accrued dividends.

Equity Financing Agreement with GHS Investments, LLC

On October 5, 2023, the Company entered into an Equity Financing Agreement (the “Equity Financing Agreement”) with GHS Investments, LLC, a Nevada limited liability company (“GHS”).  Under the terms of the Equity Financing Agreement, GHS will purchase, at the Company’s election, up to $10,000,000 of the Company’s registered common stock (the “Shares”).

During the term of the Equity Financing Agreement, the Company may at any time deliver a “put notice” to GHS thereby requiring GHS to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, GHS shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 80% of the Market Price during the Pricing Period as such capitalized terms are defined in the Agreement. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the Purchase price shall mean ninety percent (90%) of the lowest volume weighted average price (“VWAP”) during the relevant Pricing Period, subject to a floor of $0.0135 per share, below which the Company shall not deliver a Put.

The number of Shares sold to GHS shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by GHS, would result in GHS owning more than 4.99% of all of the Company’s common stock then outstanding. Additionally, GHS may not execute any short sales of the Company’s common stock. Further, the Company has the right, but never the obligation to draw down. No shares have been issued as of the date of this report.

The Equity Financing Agreement shall terminate (i) on the date on which GHS shall have purchased Shares pursuant to the Equity Financing Agreement for an aggregate Purchase Price of $10,000,000, or (ii) on the date occurring 24 months from the date on which the Equity Financing Agreement was executed and delivered by the Company and GHS.

As a condition for the execution of the Equity Financing Agreement by GHS, the Company is obligated to issue $20,000 worth of shares to GHS (“Commitment Shares”). These shares have not been issued as of the date of filing of this report.

Registration Rights Agreement with GHS Investments, LLC

In addition, on October 5, 2023, the Company and GHS entered into a Registration Rights Agreement (the “Registration Agreement”). Under the terms of the Registration Agreement the Company agreed to file a registration statement with the Securities and Exchange Commission with respect to the Shares within 30 days of October 5, 2023. The Company is obligated to keep such registration statement effective until (i) three months after the last closing of a sale of Shares under the Purchase Agreement, (ii) the date when GHS may sell all the Shares under Rule 144 without volume limitations, or (iii) the date GHS no longer owns any of the Shares.

Sale of Future Receipts Agreements

On October 24, 2023, the Company’s subsidiary, Howco, executed a sale of future receipt agreement with Samson MCA LLC (“Samson”). Under the agreement, the Company sold $136,000 in future receipt or receivables for a purchase amount of $100,000. The principal amount is payable in weekly installments of $3,400 until such time that the obligation is fully satisfied for approximately 10 months. The Company received $96,875 (net of origination fee of $3,000 which will be amortized over term of this agreement and $125 processing fee). The Company has the option to repurchase the receipts it sold to Samson during the first month to the sixth month from the date of this agreement ranging from $118,000 to $127,000.

On January 10, 2024, the Company’s subsidiary, Howco, executed a sale of future receipt agreement with Samson MCA LLC. Under the agreement, the Company sold $173,750 in future receipt or receivables for a purchase amount of $125,000. The principal amount is payable in weekly installments of $8,687.50 until such time that the obligation is fully satisfied for approximately 5 months. The Company received $121,225 (net of origination fee of $3,750 which will be amortized over term of this agreement and $125 processing fee). The Company has the option to repurchase the receipts it sold to Samson during the first month to the sixth month from the date of this agreement ranging from $147,500 to $158,750.